DoubleLine Infrastructure Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 53.4%
891,114	AASET Ltd., Series 2018-1A-A	3.84	% (a)	01/16/2038	706,909
7,500,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	6,639,216
4,621,661	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68	% (a)(d)	12/16/2041	3,909,801
3,806,841	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	3,490,634
2,698,463	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	2,437,803
1,282,766	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	1,181,713
1,631,500	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	1,460,296
3,410,625	CLI Funding LLC, Series 2020-3A-A	2.07	% (a)	10/18/2045	3,081,690
6,064,167	CLI Funding LLC, Series 2021-1A-A	1.64	% (a)	02/18/2046	5,359,350
2,250,000	Cologix Data Centers Issuer LLC, Series 2021-1A-B	3.79	% (a)	12/26/2051	2,044,329
8,000,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	7,248,933
2,100,000	DataBank Issuer, Series 2021-1A-C	4.43	% (a)	02/27/2051	1,860,081
6,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	5,356,789
2,500,000	Diamond Infrastructure Funding LLC, Series 2021-1A-B	2.36	% (a)	04/15/2049	2,153,435
4,317,751	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	4,085,171
3,114,857	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(d)	12/15/2044	2,839,905
1,347,252	Global SC Finance SRL, Series 2020-2A-A	2.26	% (a)	11/19/2040	1,233,771
4,318,402	Goodgreen Trust, Series 2020-1A-A	2.63	% (a)	04/15/2055	3,920,106
3,941,922	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS-B	2.41	% (a)	05/20/2048	3,400,794
8,148,823	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	7,396,735
17,536	HERO Funding Trust, Series 2015-2A-A	3.99	% (a)	09/20/2040	17,507
491,453	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	483,712
1,202,450	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	1,194,807
4,649,542	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	4,092,797
3,745,945	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	3,308,794
4,049,933	ITE Rail Fund Levered LP, Series 2021-3A-A	2.21	% (a)	06/28/2051	3,633,773
3,955,924	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	3,562,740
1,892,677	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,723,230
5,829,624	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	5,189,101
893,164	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	778,263
1,957,139	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	1,890,283
2,866,944	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	2,662,208
2,810,960	Mosaic Solar Loan Trust, Series 2020-1A-A	2.10	% (a)	04/20/2046	2,554,673
3,763,204	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	3,324,037
3,986,012	Mosaic Solar Loan Trust, Series 2021-3A-B	1.92	% (a)	06/20/2052	3,421,447
2,902,943	Mosaic Solar Loan Trust, Series 2022-1A-A	2.64	% (a)	01/20/2053	2,619,416
2,602,972	Mosaic Solar Loan Trust, Series 2022-1A-B	3.16	% (a)	01/20/2053	2,344,976
98,761	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	96,175
1,832,068	NP SPE LLC, Series 2017-1A-A1	3.37	% (a)	10/21/2047	1,745,951
4,000,000	NP SPE LLC, Series 2021-1A-A1	2.23	% (a)	03/19/2051	3,566,807

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,644,174	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	4,488,723
3,684,725	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	2,986,363
4,751,531	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	4,416,348
133,558	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	120,394
4,846,601	Signal Rail LLC, Series 2021-1-A	2.23	% (a)	08/17/2051	4,288,014
3,787,880	Sprite Ltd., Series 2021-1-A	3.75	% (a)	11/15/2046	3,436,653
3,818,333	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (a)	02/25/2044	3,790,731
4,500,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08	% (a)	10/25/2044	4,330,314
1,284,254	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	1,185,049
2,602,509	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	2,466,114
4,392,252	Sunnova Helios Issuer LLC, Series 2021-A-A	1.80	% (a)	02/20/2048	3,838,787
2,727,804	Sunnova Helios Issuer LLC, Series 2021-B-B	2.01	% (a)	07/20/2048	2,404,403
7,625,460	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	6,560,155
2,348,053	Sunnova Helios Sol Issuer LLC, Series 2020-AA-A	2.98	% (a)	06/20/2047	2,149,783
5,882,286	Sunrun Demeter Issuer LLC, Series 2021-2A-A	2.27	% (a)	01/30/2057	4,946,444
3,265,000	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	2,966,002
2,435,008	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	2,285,960
2,501,934	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	2,268,635
5,851,333	Textainer Marine Containers Ltd., Series 2021-1A-A	1.68	% (a)	02/20/2046	5,114,999
3,733,333	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	% (a)	08/20/2046	3,230,452
4,953,330	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21	% (a)(d)	05/17/2032	4,285,671
1,290,578	Thunderbolt Aircraft Lease Ltd., Series 2017-A-B	5.75	% (a)(d)	05/17/2032	1,033,354
1,605,085	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(d)	09/15/2038	1,440,185
2,678,571	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07	% (a)(d)	09/15/2038	2,196,067
3,383,058	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19	% (a)	10/16/2040	3,247,650
1,419,112	Trinity Rail Leasing LLC, Series 2020-1A-A	1.96	% (a)	10/17/2050	1,288,775
2,413,777	Trinity Rail Leasing LLC, Series 2021-1A-A	2.26	% (a)	07/19/2051	2,126,467
9,678,222	TRIP Rail Master Funding LLC, Series 2021-2-A	2.15	% (a)	06/19/2051	8,686,675
8,512,500	Triton Container Finance LLC, Series 2020-1A-A	2.11	% (a)	09/20/2045	7,587,642
6,256,250	Triton Container Finance LLC, Series 2021-1A-A	1.86	% (a)	03/20/2046	5,473,652
5,500,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	4,797,289
5,000,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	4,512,448
4,650,697	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	4,441,629
2,605,796	WAVE Trust, Series 2017-1A-A	3.84	% (a)	11/15/2042	2,338,585

Total Asset Backed Obligations (Cost $264,919,419)					238,748,570

Foreign Corporate Bonds - 13.1%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00	% (a)	07/30/2027	3,362,595
10,500,000	APA Infrastructure Ltd.	4.25	% (a)	07/15/2027	10,227,492
2,000,000	Emirates SembCorp Water & Power Company PJSC	4.45	% (a)	08/01/2035	1,962,500
2,233,579	Energia Eolica S.A.	6.00	% (c)	08/30/2034	2,188,907
2,703,587	Fermaca Enterprises S. de R.L. de C.V.	6.38	% (a)	03/30/2038	2,527,853
1,472,933	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	1,377,193
4,412,000	GNL Quintero S.A.	4.63%		07/31/2029	4,244,057
1,206,050	Interoceanica Finance Ltd.	0.00	% (a)	11/30/2025	1,115,596
2,773,918	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,565,874
3,640,000	Israel Electric Corporation Ltd.	5.00	% (a)	11/12/2024	3,688,139

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,164,967	Lima Metro Finance Ltd.	5.88	% (a)	07/05/2034	3,127,873
170,421	Lima Metro Finance Ltd.	5.88%		07/05/2034	168,424
601,515	Panama Metro Line SP	0.00	% (a)	12/05/2022	590,844
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38	% (a)	04/30/2025	4,099,427
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	2,357,268
8,299,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	8,083,535
840,000	Transelec S.A.	4.63	% (a)	07/26/2023	841,987
500,000	Transelec S.A.	4.25	% (a)	01/14/2025	489,073
6,000,000	Transelec S.A.	3.88	% (a)	01/12/2029	5,496,840

Total Foreign Corporate Bonds (Cost $61,645,498)					58,515,477

US Corporate Bonds - 32.3%
2,356,070	American Airlines, Inc.	3.85%		02/15/2028	2,011,565
1,867,082	American Airlines, Inc.	3.25%		10/15/2028	1,524,652
11,200,000	American Tower Corporation	4.40%		02/15/2026	11,147,215
700,000	American Tower Corporation	3.38%		10/15/2026	662,430
11,015,000	AT&T, Inc.	4.30%		12/15/2042	9,622,894
1,157,000	Crown Castle International Corporation	3.70%		06/15/2026	1,117,800
5,716,000	Crown Castle International Corporation	3.65%		09/01/2027	5,418,558
3,500,000	Crown Castle International Corporation	2.25%		01/15/2031	2,842,373
9,000,000	Digital Realty Trust LP	3.70%		08/15/2027	8,581,436
5,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	4,804,255
8,655,000	Duquesne Light Holdings, Inc.	3.62	% (a)	08/01/2027	8,052,374
10,250,000	Energy Transfer LP	3.90%		07/15/2026	9,863,556
11,450,000	Equinix, Inc.	2.15%		07/15/2030	9,273,770
7,688,000	Exelon Corporation	4.05%		04/15/2030	7,385,297
2,250,000	FirstEnergy Corporation	2.25%		09/01/2030	1,785,938
6,873,000	Metropolitan Edison Company	4.00	% (a)	04/15/2025	6,769,393
6,000,000	MPLX LP	4.00%		03/15/2028	5,705,484
10,000,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	8,406,933
9,900,000	NiSource, Inc.	3.60%		05/01/2030	9,079,959
10,000,000	Southern Company	3.70%		04/30/2030	9,288,830
4,500,000	T-Mobile USA, Inc.	3.88%		04/15/2030	4,203,874
4,916,667	United Airlines Pass-Through Trust	3.65%		10/07/2025	4,492,505
1,662,583	United Airlines Pass-Through Trust	3.65%		01/07/2026	1,532,115
1,750,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	1,548,260
10,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	9,102,391

Total US Corporate Bonds (Cost $160,463,076)					144,223,857

Short Term Investments - 6.0%
8,984,121	First American Government Obligations Fund - Class U	1.31	% (b)		8,984,121
8,984,120	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (b)		8,984,120
8,984,120	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (b)		8,984,120

Total Short Term Investments (Cost $26,952,361)					26,952,361

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $

Total Investments - 104.8% (Cost $513,980,355)				468,440,265
Liabilities in Excess of Other Assets - (4.8)%				(21,379,031)

NET ASSETS - 100.0%				$447,061,234

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Seven-day yield as of period end

(c)	Value determined using significant unobservable inputs.

(d)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	53.4%
US Corporate Bonds	32.3%
Foreign Corporate Bonds	13.1%
Short Term Investments	6.0%
Other Assets and Liabilities	(4.8)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	53.4%
Utilities	13.7%
Telecommunications	9.9%
Energy	9.6%
Short Term Investments	6.0%
Transportation	5.7%
Aerospace & Defense	2.5%
Technology	2.1%
Real Estate	1.9%
Other Assets and Liabilities	(4.8)%

100.0%

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.